10. Deferred income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Income Tax And Social Contribution [Abstract]
Schedule of deferred taxes assets and liabilities

The amounts recorded are as follows:

	2019	2018

Losses carried forward – income tax and social contribution	800,711	896,100
Temporary differences:
Provision for legal and administrative proceedings	295,853	293,349
Losses from doubtful accounts	271,611	244,428
Adjustments to present value – 3G license	7,182	9,124
Deferred income tax on accounting adjustments	56,208	58,268
Lease of LT Amazonas infrastructure	27,434	24,978
Profit sharing	23,704	22,181
Taxes with suspended enforceability	12,872	12,872
Amortized goodwill – TIM Fiber	(370,494)	(370,494)
Derivative financial instruments	(13,139)	(22,551)
Capitalized interest on 4G authorization	(291,783)	(301,525)
Deemed costs – TIM S.A.	(67,748)	(82,042)
Exclusion of ICMS from PIS and COFINS calculation bases	(1,023,928)	-
IFRS16 Lease	209,234	-
Other	87,214	74,821
	24,931	859,509

Unrecognized deferred income tax and social contribution Taxes with suspended enforceability	(72,665)	(57,538)
	(47,734)	801,971

Deferred tax assets portion	-	801,971
Deferred tax liabilities portion	(47,734)	-

Schedule of expectations to recover the credits

Based on these projections, the Company expects to recover the credits as follows:

Deferred income tax and social contribution
2020	229,151
2021	275,425
2022	296,135
2023	-
Tax losses and negative base	800,711

Temporary differences	(848,445)

Total	(47,734)